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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         J. Christopher Flowers
                 -------------------------------
   Address:      c/o J.C. Flowers & Co. LLC
                 -------------------------------
                 717 Fifth Avenue
                 -------------------------------
                 26th Floor
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

Form 13F File Number: 28-12953
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Christopher Flowers
         -------------------------------
Phone:   (212) 404-6800
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ J. Christopher Flowers         New York, NY        November 14, 2008
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: $248,447
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    NONE

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                           FORM 13F INFORMATION TABLE
                             J. CHRISTOPHER FLOWERS
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                            VOTING AUTHORITY
                              TITLE OF           VALUE (x  SHRS OR PRN SH/          INVESTMENT  OTHER   ------------------------
NAME OF ISSUER                 CLASS     CUSIP    $1000)       AMT     PRN PUT/CALL DISCRETION MANAGERS    SOLE      SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LIMITED (1)      SHS      G3075P101 $ 146,748   1,507,269 SH              SOLE             1,265,205(2)
AFFIRMATIVE INS HLDGS INC (3) COM      008272106 $  23,102   7,310,662 SH              SOLE             7,310,662
ENCORE CAP GROUP INC (4)      COM      292554102 $  78,597   5,737,032 SH              SOLE             5,737,032

(1) Mr. Flowers holds 1,221,555 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.

(2) The bye-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,265,205 of the 1,507,269 shares of Enstar over which he had investment discretion as of September 30, 2008. This number is based upon Enstar Group Limited having 13,317,957 Ordinary Shares outstanding, which is the number of Ordinary Shares outstanding as of November 7, 2008 as reported in the Quarterly Report on Form 10-Q filed by Enstar with the Securities and Exchange Commission on November 10, 2008.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.